INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 1,264,487	$ 177,759	¥ 1,261,983	$ 188,409	¥ 1,260,487	¥ 1,260,487
Less: accumulated amortization	(219,088)	(30,799)	(175,469)	(26,197)	(90,720)	(90,720)
Intangible assets, net	1,045,399	146,960	1,086,514	162,212	1,169,767	1,169,767
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	620,500	87,229	620,500	92,638	620,100	620,100
Less: accumulated amortization	(106,083)	(14,913)	(81,605)	(12,183)	(32,637)	(32,637)
Patents and technologies
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	60,900	8,561	60,900	9,092	67,900	67,900
Less: accumulated amortization	(15,225)	(2,140)	(12,688)	(1,895)	(8,138)	(8,138)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	497,969	70,003	497,150	74,223	497,098	497,098
Less: accumulated amortization	(58,058)	(8,162)	(45,589)	(6,806)	(20,722)	(20,722)
Software and copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	81,411	11,445	79,726	11,903	71,752	71,752
Less: accumulated amortization	(36,625)	(5,149)	(32,679)	(4,879)	(26,692)	(26,692)
Others
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,707	521	3,707	553	3,637	3,637
Less: accumulated amortization	¥ (3,097)	$ (435)	¥ (2,908)	$ (434)	¥ (2,531)	¥ (2,531)